SHARE BASED COMPENSATION (Yitel Option Plan, Narrative) (Details)			0 Months Ended					1 Months Ended	12 Months Ended
	Dec. 31, 2013 Yitel [Member] Ordinary Shares [Member] USD ($)	Dec. 31, 2012 Yitel [Member] Ordinary Shares [Member] USD ($)	Dec. 31, 2013 Yitel Option Plan [Member] Stock Options [Member] USD ($)	Dec. 31, 2013 Yitel Option Plan [Member] Stock Options [Member] CNY	Jun. 30, 2013 Yitel Option Plan [Member] Stock Options [Member] USD ($)	Jan. 02, 2013 Yitel Option Plan [Member] Stock Options [Member] USD ($)	Jul. 01, 2012 Yitel Option Plan [Member] Stock Options [Member] USD ($)	Jul. 31, 2012 Yitel Option Plan [Member] Stock Options [Member] USD ($)	Dec. 31, 2013 Yitel Option Plan [Member] Stock Options [Member] CNY	Dec. 31, 2012 Yitel Option Plan [Member] Stock Options [Member] CNY	Dec. 31, 2013 Yitel Option Plan [Member] Stock Options [Member] Ordinary Shares [Member]	Jul. 31, 2012 Yitel Option Plan [Member] Stock Options [Member] Ordinary Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price to acquire ordinary shares at grant date (in US dollars per share)								$ 0.1
Number of ordinary shares authorized for issuance												14,862,000
Number of ordinary shares reserved for issuance												14,862,000
Number of ordinary shares that may be issued											34,411,765
Share options granted			2,856,000	2,856,000	8,768,000	1,610,000	10,308,000		13,234,000	10,308,000
Fair value per option			$ 0.06		$ 0.06	$ 0.05	$ 0.05
Fair value of common share (in US dollars per share)	$ 0.13	$ 0.11
Total compensation cost in connection with Yitel hotel's options									1,558,000	464,000
Total liability balance associated with awards				2,022,000					2,022,000	464,000
Income tax benefit recognized for share-based compensation plans									0